Quarterly Report
September 30, 2023
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 2.5%
Boeing Co. (a)	5,842	$1,119,794
General Dynamics Corp.	3,377	746,216
Honeywell International, Inc.	9,155	1,691,295
Howmet Aerospace, Inc.	11,589	535,991
Leidos Holdings, Inc.	15,739	1,450,506
RTX Corp.	3,913	281,619
		$5,825,421
Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A”	2,208	$554,937
Apparel Manufacturers – 0.5%
Deckers Outdoor Corp. (a)	1,264	$649,810
VF Corp.	27,931	493,541
		$1,143,351
Automotive – 0.5%
Aptiv PLC (a)	6,656	$656,215
LKQ Corp.	10,957	542,481
		$1,198,696
Broadcasting – 0.8%
Omnicom Group, Inc.	5,196	$386,998
Walt Disney Co. (a)	17,731	1,437,098
		$1,824,096
Brokerage & Asset Managers – 1.8%
Cboe Global Markets, Inc.	1,679	$262,277
Charles Schwab Corp.	15,553	853,860
CME Group, Inc.	4,698	940,633
Invesco Ltd.	52,657	764,580
KKR & Co., Inc.	17,284	1,064,694
Raymond James Financial, Inc.	4,716	473,628
		$4,359,672
Business Services – 3.1%
Accenture PLC, “A”	1,497	$459,744
Fidelity National Information Services, Inc.	7,703	425,745
Fiserv, Inc. (a)	5,716	645,679
Insperity, Inc.	10,197	995,227
Morningstar, Inc.	6,265	1,467,514
TriNet Group, Inc. (a)	10,676	1,243,541
Tyler Technologies, Inc. (a)	1,503	580,368
Verisk Analytics, Inc., “A”	3,717	878,104
WNS (Holdings) Ltd., ADR (a)	8,172	559,455
		$7,255,377
Cable TV – 0.5%
Cable One, Inc.	1,795	$1,105,074
Chemicals – 0.4%
Eastman Chemical Co.	9,273	$711,424
Element Solutions, Inc.	13,416	263,088
		$974,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 10.6%
Autodesk, Inc. (a)	4,158	$860,332
Cadence Design Systems, Inc. (a)	7,705	1,805,281
Check Point Software Technologies Ltd. (a)	2,643	352,259
Datadog, Inc., “A” (a)	6,021	548,453
Dun & Bradstreet Holdings, Inc.	227,336	2,271,087
Flywire Corp. (a)	14,404	459,343
Microsoft Corp. (s)	51,193	16,164,190
NICE Systems Ltd., ADR (a)	3,195	543,150
Salesforce, Inc. (a)	10,736	2,177,046
		$25,181,141
Computer Software - Systems – 6.3%
Apple, Inc. (s)	60,426	$10,345,535
Block, Inc., “A” (a)	6,750	298,755
Rapid7, Inc. (a)	14,582	667,564
Seagate Technology Holdings PLC	20,464	1,349,601
ServiceNow, Inc. (a)	3,354	1,874,752
Zebra Technologies Corp., “A” (a)	1,830	432,850
		$14,969,057
Construction – 1.5%
AvalonBay Communities, Inc., REIT	1,650	$283,371
AZEK Co., Inc. (a)	15,945	474,204
Masco Corp.	12,988	694,209
Sherwin-Williams Co.	2,838	723,832
Summit Materials, Inc., “A” (a)	26,708	831,687
Vulcan Materials Co.	2,350	474,747
		$3,482,050
Consumer Products – 1.4%
Colgate-Palmolive Co.	12,400	$881,764
International Flavors & Fragrances, Inc.	4,442	302,811
Kenvue, Inc.	56,906	1,142,672
Procter & Gamble Co.	7,467	1,089,137
		$3,416,384
Consumer Services – 0.6%
Booking Holdings, Inc. (a)	344	$1,060,879
Grand Canyon Education, Inc. (a)	2,885	337,199
		$1,398,078
Containers – 0.2%
Crown Holdings, Inc.	4,647	$411,167
Electrical Equipment – 1.6%
AMETEK, Inc.	7,166	$1,058,848
Amphenol Corp., “A”	7,592	637,652
Johnson Controls International PLC	14,921	793,946
nVent Electric PLC	8,157	432,240
Sensata Technologies Holding PLC	12,609	476,872
TE Connectivity Ltd.	2,465	304,502
		$3,704,060
Electronics – 6.2%
Advanced Micro Devices (a)	10,285	$1,057,504
Analog Devices, Inc.	8,386	1,468,305
Applied Materials, Inc.	13,761	1,905,210
Broadcom, Inc.	4,034	3,350,560
Lam Research Corp.	2,698	1,691,025

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Marvell Technology, Inc.	26,686	$1,444,513
Monolithic Power Systems, Inc.	1,368	632,016
NVIDIA Corp.	4,150	1,805,209
NXP Semiconductors N.V.	6,510	1,301,479
		$14,655,821
Energy - Independent – 2.0%
ConocoPhillips	13,760	$1,648,448
Diamondback Energy, Inc.	7,226	1,119,163
Hess Corp.	5,029	769,437
Phillips 66	5,010	601,951
Valero Energy Corp.	3,918	555,220
		$4,694,219
Energy - Integrated – 2.0%
Exxon Mobil Corp.	41,392	$4,866,871
Energy - Renewables – 0.1%
Enphase Energy, Inc. (a)	2,083	$250,272
Engineering - Construction – 0.7%
APi Group, Inc. (a)	26,506	$687,301
Jacobs Solutions, Inc.	7,497	1,023,340
		$1,710,641
Entertainment – 0.4%
Spotify Technology S.A. (a)	4,393	$679,333
Vivid Seats, Inc., “A” (a)	34,704	222,800
		$902,133
Food & Beverages – 2.5%
Archer Daniels Midland Co.	8,221	$620,028
Coca-Cola Co.	6,548	366,557
Coca-Cola Europacific Partners PLC	8,827	551,511
J.M. Smucker Co.	3,844	472,466
Mondelez International, Inc.	23,099	1,603,071
Oatly Group AB, ADR (a)(l)	94,350	84,547
PepsiCo, Inc.	12,890	2,184,081
		$5,882,261
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	41,589	$1,183,623
Gaming & Lodging – 0.6%
International Game Technology PLC	16,846	$510,771
Las Vegas Sands Corp.	3,311	151,776
Marriott International, Inc., “A”	4,164	818,476
		$1,481,023
General Merchandise – 0.6%
Dollar General Corp.	6,981	$738,590
Dollar Tree, Inc. (a)	5,873	625,181
		$1,363,771
Health Maintenance Organizations – 1.2%
Cigna Group	10,377	$2,968,548

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.7%
Aon PLC	7,163	$2,322,388
Arthur J. Gallagher & Co.	6,710	1,529,410
Assurant, Inc.	2,761	396,424
Chubb Ltd.	7,152	1,488,903
Hartford Financial Services Group, Inc.	9,701	687,898
MetLife, Inc.	9,976	627,590
Reinsurance Group of America, Inc.	3,043	441,813
Voya Financial, Inc.	8,975	596,389
Willis Towers Watson PLC	3,637	759,988
		$8,850,803
Internet – 5.7%
Alphabet, Inc., “A” (a)(s)	68,355	$8,944,935
Gartner, Inc. (a)	1,362	467,997
Meta Platforms, Inc., “A” (a)	14,051	4,218,251
		$13,631,183
Leisure & Toys – 0.9%
Electronic Arts, Inc.	8,253	$993,661
Hasbro, Inc.	5,876	388,639
Take-Two Interactive Software, Inc. (a)	5,208	731,151
		$2,113,451
Machinery & Tools – 2.3%
Dover Corp.	4,473	$624,028
Eaton Corp. PLC	9,236	1,969,854
Flowserve Corp.	6,611	262,919
Ingersoll Rand, Inc.	9,430	600,880
PACCAR, Inc.	7,866	668,767
Regal Rexnord Corp.	3,456	493,793
Wabtec Corp.	7,587	806,271
		$5,426,512
Major Banks – 3.3%
JPMorgan Chase & Co. (s)	26,274	$3,810,255
Morgan Stanley	16,790	1,371,239
PNC Financial Services Group, Inc.	8,680	1,065,644
Regions Financial Corp.	35,494	610,497
Wells Fargo & Co.	22,900	935,694
		$7,793,329
Medical & Health Technology & Services – 1.8%
Encompass Health Corp.	12,212	$820,158
ICON PLC (a)	4,483	1,103,939
McKesson Corp.	3,931	1,709,395
Veeva Systems, Inc. (a)	3,671	746,865
		$4,380,357
Medical Equipment – 4.6%
Agilent Technologies, Inc.	7,283	$814,385
Becton, Dickinson and Co.	8,401	2,171,910
Boston Scientific Corp. (a)	40,717	2,149,858
Maravai Lifesciences Holdings, Inc., “A” (a)	75,625	756,250
Masimo Corp. (a)	6,457	566,150
Medtronic PLC	28,975	2,270,481
Quidel Corp. (a)	8,151	595,349
STERIS PLC	7,484	1,642,139
		$10,966,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.5%
Southwest Gas Holdings, Inc.	19,362	$1,169,658
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	3,459	$574,056
Network & Telecom – 0.6%
Equinix, Inc., REIT	1,117	$811,233
Motorola Solutions, Inc.	2,593	705,918
		$1,517,151
Oil Services – 0.5%
Schlumberger Ltd.	13,340	$777,722
TechnipFMC PLC	24,838	505,205
		$1,282,927
Other Banks & Diversified Financials – 3.2%
American Express Co.	5,915	$882,459
First Interstate BancSystem, Inc.	10,377	258,802
M&T Bank Corp.	6,074	768,057
Moody's Corp.	3,076	972,539
Northern Trust Corp.	5,072	352,403
United Community Bank, Inc.	9,743	247,570
Visa, Inc., “A”	18,022	4,145,240
		$7,627,070
Pharmaceuticals – 6.2%
AbbVie, Inc.	18,321	$2,730,928
Eli Lilly & Co.	6,511	3,497,254
Johnson & Johnson	14,755	2,298,091
Pfizer, Inc.	66,635	2,210,283
Vertex Pharmaceuticals, Inc. (a)	7,176	2,495,382
Zoetis, Inc.	8,401	1,461,606
		$14,693,544
Pollution Control – 0.5%
GFL Environmental, Inc.	39,785	$1,263,572
Railroad & Shipping – 1.1%
Canadian Pacific Kansas City Ltd.	15,924	$1,184,905
Union Pacific Corp.	6,542	1,332,147
		$2,517,052
Real Estate – 1.2%
Broadstone Net Lease, Inc., REIT	30,623	$437,909
Empire State Realty Trust, REIT, “A”	56,363	453,158
Extra Space Storage, Inc., REIT	3,769	458,235
Jones Lang LaSalle, Inc. (a)	1,927	272,054
Prologis, Inc., REIT	2,123	238,222
Spirit Realty Capital, Inc., REIT	14,975	502,112
Sun Communities, Inc., REIT	3,937	465,904
		$2,827,594
Restaurants – 1.4%
Starbucks Corp.	27,157	$2,478,619
Wendy's Co.	41,668	850,444
		$3,329,063

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.9%
Air Products & Chemicals, Inc.	3,117	$883,358
Chemours Co.	22,029	617,913
Corteva, Inc.	10,840	554,574
DuPont de Nemours, Inc.	10,479	781,629
Linde PLC	2,919	1,086,890
Tronox Holdings PLC	40,584	545,449
		$4,469,813
Specialty Stores – 5.7%
Amazon.com, Inc. (a)(s)	62,382	$7,930,000
Burlington Stores, Inc. (a)	3,223	436,072
Home Depot, Inc.	9,323	2,817,037
Ross Stores, Inc.	9,505	1,073,590
Target Corp.	10,890	1,204,107
		$13,460,806
Telecommunications - Wireless – 1.4%
Liberty Broadband Corp. (a)	13,702	$1,251,267
SBA Communications Corp., REIT	4,827	966,221
T-Mobile USA, Inc.	7,186	1,006,399
		$3,223,887
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	67,035	$219,204
Tobacco – 0.5%
Philip Morris International, Inc.	12,091	$1,119,385
Trucking – 0.4%
Saia, Inc. (a)	2,150	$857,098
Utilities - Electric Power – 2.0%
Constellation Energy	4,001	$436,429
Dominion Energy, Inc.	4,404	196,727
Duke Energy Corp.	6,801	600,256
Evergy, Inc.	3,556	180,289
Exelon Corp.	12,002	453,556
NextEra Energy, Inc.	17,227	986,935
PG&E Corp. (a)	78,395	1,264,511
Xcel Energy, Inc.	11,708	669,932
		$4,788,635
Total Common Stocks		$234,864,928
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.4% (v)	464,132	$464,225
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35% (j)	40,318	$40,318
Securities Sold Short – (0.1)%
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT	(2,286)	$(210,381)

Other Assets, Less Liabilities – 0.9%		2,166,878
Net Assets – 100.0%		$237,325,968

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $464,225 and $234,905,246, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2023, the fund had cash collateral of $3,291 and other liquid securities with an aggregate value of $835,167 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$234,864,928	$—	$—	$234,864,928
Mutual Funds	504,543	—	—	504,543
Total	$235,369,471	$—	$—	$235,369,471
Securities Sold Short	$(210,381)	$—	$—	$(210,381)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,266,354	$37,280,724	$40,082,216	$230	$(867)	$464,225
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$81,911	$—